REVENUE RECOGNITION - Schedule of Remaining Performance Obligation (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 511,558	$ 551,738
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation		$ 353,166
Revenue performance obligation, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 300,212	$ 198,572
Revenue performance obligation, period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 211,346
Revenue performance obligation, period	1 year